                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24F-2

1.   Name and address of issuer:

AmidexTM Funds, Inc.
970 Rittenhouse Road
Eagleville, PA  19403

2.   The name of each series or class of securities for which this Form is filed
     (if the Form is being filed for all series and classes of securities of the issuer, check but do not list series or classes):

     [ X ]

3.   Investment Company Act File Number:  811-09123
                                          --------------
     Securities Act File Number:  333-68099
                                  -----------

4a.  Last day of fiscal year for which this Form is filed: 5-31-2016
                                                           -----------

4b.  Check if this Form is being  filed late (i.e.  more than 90  calendar
     days after the end of the issuer's fiscal year).  [   ]

4c.  Check if this is the last time the issuer will be filing this Form. [   ]

5.   Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during the
          fiscal year pursuant to section 24(f):                $     686,613
                                                                ---------------

    (ii)  Aggregate price of securities
          redeemed or repurchased during
          the fiscal year                       $ 2,819,605
                                                ---------------

   (iii)  Aggregate price of securities
          redeemed or repurchased during
          any prior fiscal year ending no
          earlier than October 11, 1995
          that were not previously used
          to reduce registration fees
          payable to the Commission:            $  6,558,089
                                                ----------------

    (iv)  Total available redemption credits
          (add items 5(ii) and 5(iii)):                        -$ 9,377,694
                                                                ---------------

     (v)  Net sales - if Item 5(i) is greater than Item(iv)
          (subtract Item 5(iv) from Item 5(i))                  $    0.00
                                                                ---------------

    (vi)  Redemption credits available
          for use in future years. If
          Item 5(i) is less than Item
          5(iv) Subtract item 5(iv)
          from Item 5(i)                        $    8,691,081
                                                ---------------

   (vii)  Multiplier for determining registration fee (See
          Instruction C.9): 0.0001007
                                                                ---------------

  (viii)  Registration  fee due  (multiply  Item 5(v) by Item
          5(iv) from Item 5(vii) enter "0" if no fee is due):   $     0.00
                                                                ---------------

6.   Prepaid Shares

     If the  response  to item 5(i) was  determined  by  deducting  an amount of securities that were  registered  under the Securities Act of 1933 pursuant to rule 24c-2 as in effect  before  [effective  date of  recission  of rule 24e-2],  then  report the amount of  securities  (number of shares or other units) deducted here:
                          -----------
     If there is a number of shares or other units that were registered pursuant to rule  24c-2  remaining  unsold at the end of the fiscal  year for which this  form is filed  that are  available  for use by the  issuer  in future fiscal years, then state that number here:
                                                   ------------

7.   Interest  due - if this Form is being filed more than
     90 days after the end of the issuer's fiscal year:
                                                                $ 0
                                                                ---------------

8.   Total of the amount of the registration fee due plus
     any interest due [line 5(viii) plus line 7]:
                                                                $ 0
                                                                ---------------

9.   Date the registration fee and any interest payment was
     sent to the Commission's lockbox depository:

     CIK Number designated to receive payment: 0001074440
                                               ----------------

 Method of Delivery:

          [   ]  Wire Transfer
          [   ]  Mail or other means

                                  SIGNATURES

This  report has been  signed  below by the  following  persons on behalf of the issuer and in the capacities and on the dates indicated.

By     /s/ Larry E. Beaver, Jr.
       ------------------------------
       Signature

  Larry E. Beaver, Jr.
       ------------------------------
       Name

       Chief Accounting Officer, AmidexTM Funds, Inc.
       ----------------------------------------------
       Title

Date   August 15, 2016
       ------------------------------

* Please print the name and title of the signing officer below the signature.